Leases - Balance sheet information (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Lessee, Lease, Description [Line Items]
Finance lease assets, net, included in property plant and equipment	$ 1,783	$ 1,919	$ 2,101
Current portion of long-term debt	833	872	749
Long-term debt, less current portion	940	1,172	1,526
Present value of lease liabilities	$ 1,773	$ 2,044	$ 2,275